Subsequent Events	6 Months Ended
Jun. 30, 2017
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
NOTE 18 - SUBSEQUENT EVENTS
Navios Partners

In July 2017, Navios Partners agreed to acquire from an unrelated third party one 2010 Hyundai-built Capesize vessel of approximately 179,314 dwt, for a purchase price of $26,700 plus the issuance of 1,000 common units at a price of $2.10 per unit. The vessel is expected to be delivered to Navios Partners' owned fleet in the third quarter of 2017. The acquisition is subject to signing of definitive documentation.
In July 2017, Navios Partners agreed to acquire from a related party one 2009 Tsuneishi Zhoushan-built Handymax vessel of approximately 58,058 dwt, for a total purchase price of $13,750. The vessel is expected to be delivered to Navios Partners' owned fleet in the third quarter of 2017.

On July 5, 2017, Navios Partners acquired from an unrelated third party the Navios Libertas, a 2007-South Korean-built Panamax vessel of 75,511 dwt, for a purchase price of $13,500.

On July 11, 2017, Navios Partners acquired from an unrelated third party the Navios Sol, a 2009-Japanese-built Capesize vessel of 180,274 dwt, for a purchase price of $28,300.
Navios Containers
During July 2017, Navios Containers took delivery of (i) the Navios Amarillo, a 2007-built 4,250 TEU container vessel; (ii) the Navios Verde, a 2007-built 4,250 TEU container vessel; (iii) the Navios Azure, a 2007-built 4,250 TEU container vessel; (iv) the Navios Summer, a 2006-built 3,450 TEU container vessel; and (v) the Navios Verano, a 2006-built 3,450 TEU container vessel , for a total purchase price of $29,500, of which $5,680 was financed through the existing loan with ABN Bank, and the balance with available cash.